UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Floating Rate Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Floating Rate Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eaton Vance Floating Rate Portfolio	$31	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,616,471,587
# of Portfolio Holdings	569
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

BBB
2.2%
BB
15.5%
B
66.1%
CCC or Lower
3.4%
Not Rated
3.7%

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Floating-Rate Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

FR Port.-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.9%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.223%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$2,000	$ 2,011,122
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.817%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	2,250	2,224,937
Barings CLO Ltd., Series 2015-1A, Class DR, 6.537%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,503,980
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.887%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,288,200
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 6.973%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,503,531
Series 2025-29A, Class E, 10.023%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,018,490
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,000	1,007,052
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	989,362
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.014%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,501,893
Series 2016-3A, Class ER, 9.864%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,141,077
Series 2018-1A, Class D, 6.975%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,497,490
Series 2018-1A, Class E, 9.875%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,245,358
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.777%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	929,156
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.067%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,918,325
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.373%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,886,650
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,000	1,002,611
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.635%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,775,682
Series 2016-1A, Class ER, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,461,304
Series 2016-2A, Class ER, 9.935%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	3,884,674
Series 2017-1A, Class E, 10.185%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,167,456
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2018-1A, Class D, 6.835%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	$3,000	$ 3,021,243
Series 2018-1A, Class E, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,709,814
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,955,252
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.38%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,751,936
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.785%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,508,009
Series 2018-55A, Class E, 9.335%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,977,470
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.535%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,007,365
Series 2015-41A, Class ER, 9.235%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,184,808
Series 2016-42A, Class D1AR, 6.973%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,491,052
Series 2016-42A, Class ERR, 10.173%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,319,960
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 10.865%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,660,218
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,312,850
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,222,470
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.567%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	3,200	3,132,080
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.675%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	850	850,400
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.525%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	1,500	1,489,878
Palmer Square CLO Ltd., Series 2021-2A, Class ER, 8.773%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	955,540
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.435%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	865,555
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.673%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	1,500	1,431,647
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.18%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	1,000	984,418
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.017%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,000	948,629

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.837%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	$4,500	$ 4,521,564
Series 2016-1A, Class DR, 9.837%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,101,158
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.137%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,126,297
Series 2018-2A, Class E, 9.185%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,293,422
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 7.437%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,169,422
Series 2021-3A, Class E, 11.035%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	842,446
Wellington Management CLO 2 Ltd., Series 2024-2A, Class ER, 10.099%, (3 mo. SOFR + 6.43%), 4/20/39(1)(2)	2,000	2,009,976
Windhill CLO 5 Ltd., 13.00%, 10/22/35	4,685	4,774,927
Total Asset-Backed Securities (identified cost $111,622,682)		$ 106,578,156

Closed-End Funds — 0.1%
Security	Shares	Value
Invesco Senior Income Trust	303,506	$ 956,044
Nuveen Floating Rate Income Fund	100,000	755,000
Total Closed-End Funds (identified cost $1,758,624)		$ 1,711,044

Common Stocks — 1.6%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(3)(4)	223,950	$ 2,127,525
		$ 2,127,525
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)	250,979	$ 345,096
		$ 345,096
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(3)(4)	139,324	$ 2,879,708
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	12,054,458
		$ 14,934,166
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	44,676	$ 344,899
		$ 344,899
Entertainment — 0.1%
New Cineworld Ltd.(3)(4)	80,602	$ 1,678,778
		$ 1,678,778
Health Care — 0.4%
Cano Health, Inc.(3)(4)(5)	314,140	$ 0
Envision Parent, Inc.(3)(4)	778,264	14,942,669
		$ 14,942,669
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(4)	1,348,933	$ 12,477,630
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,477,630
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	116,244	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	113,307	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA(3)(4)	100,308	$ 9,006,806
Par Health, Inc.(3)(4)	100,308	404,391
		$ 9,411,197
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(4)(5)	163,296	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
Anuvu(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $98,717,794)		$ 56,261,960

Corporate Bonds — 4.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,845,986
TransDigm, Inc., 6.75%, 8/15/28(1)	3,175	3,221,857
		$ 5,067,843
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)(6)	$4,850	$ 4,701,838
		$ 4,701,838
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,801,524
		$ 3,801,524
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 687,140
		$ 687,140
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,619,105
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	265	264,871
		$ 2,883,976
Business Equipment and Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$4,475	$ 4,411,644
		$ 4,411,644
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 9,101,297
Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.: (continued)
7.25%, 2/15/33(1)	$6,250	$ 6,114,549
		$ 15,215,846
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$1,990	$ 2,071,546
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	5,550	5,617,652
		$ 7,689,198
Computers — 0.1%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,895,338
		$ 1,895,338
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$3,802	$ 4,031,474
		$ 4,031,474
Diversified Telecommunication Services — 0.7%
Altice France SA:
6.50%, 10/15/31(1)	$991	$ 972,855
6.50%, 4/15/32(1)	10,461	10,294,974
9.50%, 11/1/29(1)	7,107	7,259,575
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,757,949
		$ 24,285,353
Drugs — 0.3%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,953,806
		$ 8,953,806
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,012,667
		$ 1,012,667
Entertainment — 0.0%†
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$925	$ 899,636
		$ 899,636
Health Care — 0.1%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$1,755	$ 1,830,483
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150	2,095,394
		$ 3,925,877

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$1,750	$ 1,787,254
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	7,000	6,911,890
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	3,525	3,543,498
		$ 12,242,642
Machinery — 0.5%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$3,150	$ 3,169,688
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)	1,575	1,541,354
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,050	12,878,274
		$ 17,589,316
Packaging & Containers — 0.1%
Sword Purchaser LLC, 8.25%, 4/15/33(1)	$2,100	$ 2,150,407
		$ 2,150,407
Pipelines — 0.0%†
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	$960	$ 991,237
		$ 991,237
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,944,113
		$ 2,944,113
Software — 0.7%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$6,000	$ 5,792,541
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	7,100	6,977,277
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	3,050	3,144,157
UKG, Inc., 6.875%, 2/1/31(1)	7,850	7,646,830
		$ 23,560,805
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,059,154
		$ 3,059,154
Transportation — 0.0%†
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	$425	$ 428,046
		$ 428,046
Total Corporate Bonds (identified cost $152,391,633)		$ 152,428,880

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Income Funds — 1.5%
Eaton Vance Floating-Rate ETF(7)	577,500	$ 28,052,062
Eldridge BBB-B CLO ETF	675,000	17,823,375
iShares Broad USD High Yield Corporate Bond ETF	260,000	9,679,800
		$ 55,555,237
Total Exchange-Traded Funds (identified cost $56,768,390)		$ 55,555,237

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
City Brewing TopCo LLC(3)(4)(5)	1,225,519	$ 6,433,975
		$ 6,433,975
Software and Services — 0.0%†
Blackboard LLC, Series A(3)(4)(5)	105,016	$ 1,924,943
		$ 1,924,943
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	78,854	$ 1,567,223
Series G1(3)	54,480	1,082,790
		$ 2,650,013
Total Preferred Stocks (identified cost $15,457,283)		$ 11,008,931

Senior Floating-Rate Loans — 83.6%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.4%
Aernnova Aerospace SAU, Term Loan, 6.103%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	5,550	$ 6,469,983
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		13,174	13,244,363
Term Loan, 12/11/31(9)		644	647,265
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.424%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		5,990	6,024,419

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Kaman Corp.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/26/32		9,858	$ 9,911,924
Term Loan, 2/26/32(9)		943	948,576
PMI (US) Bidco, Inc.:
Term Loan, 3.862%, (3 mo. USD Term SOFR + 0.17%), 3/16/33		4,978	5,015,787
Term Loan, 3/16/33(9)		797	802,526
Propulsion (BC) Finco SARL, Term Loan, 12/1/32(10)		1,410	1,419,257
TransDigm, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		13,010	13,044,968
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		12,083	12,114,288
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 8/19/32		3,965	3,976,279
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		12,071	11,995,921
			$ 85,615,556
Airlines — 0.1%
American Airlines, Inc.:
Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,934	$ 1,925,598
Term Loan, 6.425%, (3 mo. USD Term SOFR + 2.75%), 5/28/32		1,980	1,974,842
			$ 3,900,440
Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 9/12/32		6,858	$ 6,898,548
Gloves Buyer, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		15,497	15,514,869
			$ 22,413,417
Auto Components — 1.2%
Adient U.S. LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		6,344	$ 6,362,348
Autokiniton U.S. Holdings, Inc., Term Loan, 7.767%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,611	3,578,748
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,792,323
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,622	5,655,733
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	3,848	$ 4,431,886
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	2,620	3,017,809
Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		2,057	1,959,959
Term Loan, 8.663%, (3 mo. USD Term SOFR + 5.00%), 10/6/31		774	741,363
First Brands Group LLC:
DIP Loan, 13.657%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		852	210,507
Term Loan, 0.00%, 3/30/27(11)		183	426
Lippert Colipper, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		3,317	3,320,709
RealTruck Group, Inc.:
Term Loan, 8.517%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		4,104	2,393,974
Term Loan, 9.767%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		6,983	4,065,561
Term Loan, 1/31/31(10)		4,152	4,202,905
			$ 41,734,251
Automobiles — 0.3%
Bombardier Recreational Products, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		5,823	$ 5,818,365
MajorDrive Holdings IV LLC:
Term Loan, 7.961%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		4,398	4,208,367
Term Loan, 9.35%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,086	1,995,686
			$ 12,022,418
Beverages — 0.1%
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		2,391	$ 358,716
Primo Brands Corp., Term Loan, 6.432%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		3,650	3,677,229
			$ 4,035,945
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		5,225	$ 5,270,745

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.017%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		15,090	$ 15,160,751
Grifols Worldwide Operations USA, Inc., Term Loan, 5.198%, (3 mo. EURIBOR + 3.00%), 4/14/33	EUR	2,150	2,539,900
			$ 22,971,396
Broadline Retail — 0.5%
Peer Holding III BV:
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	5,725	$ 6,756,537
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	1,175	1,386,892
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		6,076	6,102,136
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		5,277	5,298,499
			$ 19,544,064
Building Products — 0.3%
Gibraltar Industries, Inc., Term Loan, 5.902% - 5.915%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		3,854	$ 3,858,664
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		3,653	3,070,510
MI Windows & Doors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		3,874	3,816,733
			$ 10,745,907
Capital Markets — 3.0%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		12,899	$ 12,968,442
Apex Group Treasury LLC, Term Loan, 2/27/32(10)		3,994	3,764,658
Chicago U.S. Midco III LP:
Term Loan, 11/1/32(10)		2,177	2,181,622
Term Loan, 11/1/32(10)		323	324,003
Citco Funding LLC, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		5,212	5,230,570
Edelman Financial Center LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		12,818	12,849,807
EIG Management Co. LLC, Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,562	3,546,450
Focus Financial Partners LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		10,784	10,715,823
Franklin Square Holdings LP, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		2,742	2,550,140
Guggenheim Partners LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		13,885	13,936,849
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	6,246	$ 6,250,381
Jupiter Borrower, Inc., Term Loan, 3/25/33(10)	3,000	3,015,000
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	6,376	6,395,738
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	2,488	2,498,644
NEXUS Buyer LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	4,224	4,149,332
Orion Advisor Solutions, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	9,869	9,873,447
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	6,625	6,628,114
		$ 106,879,020
Chemicals — 1.7%
Charter NEX U.S., Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	15,490	$ 15,511,899
Chemours Co., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	6,359	6,355,883
CP Iris HoldCo I, Inc.:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	7,941	7,862,014
Term Loan, 10/27/32(9)	234	231,236
Discovery Purchaser Corp., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	4,359	4,325,110
INEOS U.S. Finance LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	8,519	7,954,683
Lonza Group AG, Term Loan, 7.725%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	13	11,637
Minerals Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	4,740	4,757,775
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,950	2,920,734
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	4,559	4,027,623
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	5,522	5,534,896
		$ 59,493,490
Commercial Services & Supplies — 3.9%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	11,783	$ 11,855,600
Allied Universal Holdco LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	16,595	16,661,254

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Anticimex International AB, Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.90%), 11/17/31		7,479	$ 7,509,921
Belfor Holdings, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		5,683	5,720,467
EnergySolutions LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,365	13,435,857
Foundever Group:
Term Loan, 5.88%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,403,089
Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		11,895	6,958,325
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29		13,277	13,285,794
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		1,985	1,995,784
Geosyntec Consultants, Term Loan, 6.652% - 6.657%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		945	950,567
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		12,998	13,042,763
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		13,722	13,790,157
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 12/2/31		18,116	18,240,426
Monitronics International, Inc., Term Loan, 11.414% - 11.461%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28		2,209	2,207,327
MV Holding GmbH, Term Loan, 4.01%, (1 mo. EURIBOR + 2.00%), 3/17/32	EUR	1,475	1,746,437
Prime Security Services Borrower LLC, Term Loan, 5.657%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		4,911	4,921,693
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		6,736	6,759,470
			$ 141,484,931
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		8,188	$ 8,205,770
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		12	12,214
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		4,439	4,447,997
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,191	$ 1,193,586
			$ 13,859,567
Consumer Staples Distribution & Retail — 0.6%
Boots Group Bidco Ltd.:
Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 8/30/32	EUR	6,075	$ 7,209,171
Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		13,292	13,385,194
			$ 20,594,365
Containers & Packaging — 2.4%
Altium Packaging LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,691	$ 4,585,880
Berlin Packaging LLC, Term Loan, 6.932% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		8,812	8,695,028
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		15,683	15,005,486
Owens-Illinois, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		6,693	6,617,209
Pelican Products, Inc., Term Loan, 12/29/28(10)		3,550	3,368,897
Pregis TopCo Corp., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		9,970	9,983,856
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.663%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		15,050	14,737,713
Sword Purchaser LLC:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		16,325	15,876,062
Term Loan, 4/11/33(10)	EUR	2,925	3,380,007
Trivium Packaging BV, Term Loan, 5.92%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	4,800	5,650,616
			$ 87,900,754
Distributors — 0.2%
Parts Europe SA, Term Loan, 4.92%, (3 mo. EURIBOR + 2.75%), 2/6/31	EUR	5,275	$ 6,248,052
Phillips Feed Service, Inc., Term Loan, 14.00%, (3 mo. USD Term SOFR + 10.00%), 11/13/26(5)		463	282,936
Rubix Group Midco 3 Ltd., Term Loan, 5.481%, (3 mo. EURIBOR + 3.50%), 9/30/31	EUR	1,500	1,753,662
			$ 8,284,650

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.2%
Ascend Learning LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		8,564	$ 8,429,307
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		14,699	14,672,839
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		4,963	4,863,251
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		5,431	5,399,877
Wand NewCo 3, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		9,002	9,025,686
			$ 42,390,960
Diversified Telecommunication Services — 0.5%
Altice France SA, Term Loan, 9.048%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,862	$ 4,898,054
Level 3 Financing, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		10,851	10,900,953
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		2,563	2,404,214
			$ 18,203,221
Electric Utilities — 0.4%
MRP Buyer LLC:
Term Loan, 6.942% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,603	$ 1,610,694
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		12,567	12,630,196
			$ 14,240,890
Electrical Equipment — 1.0%
Dynamo Newco II GmbH, Term Loan, 6.907%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		3,078	$ 2,762,775
Finco Utilitas BV, Term Loan, 9/27/30(10)	EUR	4,750	5,592,257
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		14,086	14,132,147
Nvent Electric PLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		2,382	2,390,945
SGB-SMIT Midco GmbH, Term Loan, 3/10/33(10)	EUR	4,000	4,739,597
WEC U.S. Holdings Ltd., Term Loan, 5.665%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		5,725	5,744,057
			$ 35,361,778
Electronic Equipment, Instruments & Components — 1.5%
Chamberlain Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		16,548	$ 16,550,025
Creation Technologies, Inc., Term Loan, 9.436%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		12,491	12,420,683
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		3,183	$ 2,546,601
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		13,353	10,682,618
Sector Alarm Holding AS, Term Loan, 5.011%, (3 mo. EURIBOR + 3.00%), 6/14/32	EUR	375	441,036
Spectris PLC:
Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	2,175	2,577,309
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		3,541	3,558,848
Verifone Systems, Inc., Term Loan, 9.175%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		6,406	6,092,019
			$ 54,869,139
Energy Equipment & Services — 0.2%
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		8,228	$ 8,280,429
			$ 8,280,429
Engineering & Construction — 1.7%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		1,208	$ 1,211,402
Artera Services LLC, Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		8,499	7,305,751
Azuria Water Solutions, Inc.:
Term Loan, 4/25/33(10)		13,279	13,296,011
Term Loan, 4/25/33(10)		1,771	1,772,802
Brand Industrial Services, Inc., Term Loan, 8/1/30(10)		4,500	3,920,175
Construction Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		4,765	4,800,423
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		7,975	8,004,906
New Arclin U.S. Holding Corp., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		3,725	3,501,500
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		13,698	13,783,234
Salas O'Brien, Inc.:
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/33		2,635	2,648,175
Term Loan, 1/31/33(9)		340	341,700
			$ 60,586,079

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 2.4%
Creative Artists Agency LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		9,618	$ 9,657,019
Electronic Arts, Inc., Term Loan, 3/24/33(10)		12,125	12,143,188
EOC Borrower LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		28,356	28,508,125
Motogp Sports Entertainment Group SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,850	2,187,819
Playtika Holding Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		5,755	5,548,118
Pretzel Parent, Inc., Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		5,786	5,405,957
TKO Worldwide Holdings LLC, Term Loan, 5.664%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		14,584	14,639,365
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		7,417	7,414,612
			$ 85,504,203
Financial Services — 1.3%
CPI Holdco B LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		8,155	$ 8,163,094
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		7,102	7,109,023
Nuvei Technologies Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		995	983,923
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		8,850	8,898,314
Shift4 Payments LLC, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		2,269	2,281,136
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		9,341	8,632,578
TMF Group Holding BV, Term Loan, 6.427% - 6.429%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,373	6,399,234
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		5,183	5,195,456
			$ 47,662,758
Food Products — 1.5%
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(5)(11)		873	$ 0
Term Loan, 0.00%, 8/2/28(5)(11)		776	471,135
Term Loan, 13.265%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(5)		2,757	1,673,678
Term Loan - Second Lien, 0.00%, 8/2/28(5)(11)		6,167	0
Froneri Lux Finco SARL:
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		4,596	4,569,545
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri Lux Finco SARL: (continued)
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		7,132	$ 7,093,861
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		6,569	6,607,651
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,230	9,250,464
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		7,794	7,608,744
PFI Lower Midco LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		5,461	5,505,713
Treehouse Foods, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		7,925	8,000,565
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.727%, (1 day GBP SONIA + 5.00%), 9/30/31	GBP	2,500	3,314,718
			$ 54,096,074
Gas Utilities — 0.0%†
Stonepeak Bayou Holdings LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		750	$ 742,500
			$ 742,500
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		7,518	$ 7,580,947
			$ 7,580,947
Health Care Equipment & Supplies — 1.0%
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		17,126	$ 17,246,378
Hologic, Inc.:
Term Loan, 4.825%, (3 mo. EURIBOR + 2.75%), 4/7/33	EUR	1,150	1,351,998
Term Loan, 5.924%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		12,300	12,246,249
Journey Personal Care Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		6,384	6,287,904
			$ 37,132,529
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,431	$ 7,430,572
Cano Health LLC:
Term Loan, 11.509% - 11.743%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)(9)		423	423,080

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cano Health LLC: (continued)
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)		1,635	$ 0
CHG Healthcare Services, Inc., Term Loan, 9/29/31(10)		675	673,312
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		9,975	10,023,738
Concentra Health Services, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,481	3,502,068
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		8,850	8,802,298
ExamWorks BidCo, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		4,695	4,717,447
Global Medical Response, Inc., Term Loan, 7.157%, (1 mo. USD Term SOFR + 3.50%), 10/1/32		10,602	10,654,668
Hanger, Inc.:
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		9,237	9,304,874
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		1,197	1,205,676
Heartland Dental LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		11,290	11,312,323
IVC Acquisition Ltd.:
Term Loan, 6.121%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,830,466
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		5,762	5,767,072
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		5,506	5,522,310
MED ParentCo LP, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		9,459	9,493,367
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.763%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	826,500
Mehilainen Yhtiot OYJ, Term Loan, 5.527%, (3 mo. EURIBOR + 3.40%), 8/5/31	EUR	9,925	11,759,891
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		5,428	4,804,177
National Mentor Holdings, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		21,689	21,813,078
Pacific Dental Services LLC, Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		11,295	11,335,835
Phoenix Guarantor, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,556	16,631,608
Radiology Partners, Inc., Term Loan, 6/30/32(10)		3,700	3,647,978
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		6,607	6,633,749
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		7,654	$ 7,618,863
Term Loan, 11/19/31(9)		552	549,701
Reverb Buyer, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,176	8,046,890
Select Medical Corp.:
Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,641	8,635,268
Term Loan, 12/31/31(10)		6,775	6,808,875
Synlab Bondco PLC, Term Loan, 5.415%, (3 mo. EURIBOR + 3.25%), 4/16/31	EUR	2,125	2,486,037
U.S. Anesthesia Partners, Inc., Term Loan, 7.779%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		4,890	4,905,314
			$ 210,167,035
Health Care Technology — 1.4%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		16,300	$ 16,262,459
Cotiviti Corp.:
Term Loan, 6.415%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		10,612	9,776,725
Term Loan - Second Lien, 6.415%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,985	2,749,359
Imprivata, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		1	939
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		9,461	9,473,168
Project Ruby Ultimate Parent Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		11,287	11,296,948
Waystar Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		1,686	1,690,125
			$ 51,249,723
Hotels, Restaurants & Leisure — 3.7%
Betclic Everest Group:
Term Loan, 4.541%, (2 mo. EURIBOR + 2.50%), 12/10/31	EUR	4,250	$ 4,991,129
Term Loan, 12/10/31(10)	EUR	3,425	4,030,161
Term Loan, 12/10/31(10)		5,975	6,012,344
Caesars Entertainment, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		7,683	7,459,862
Delivery Hero SE, Term Loan, 8.639%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		11,421	11,392,313
Fertitta Entertainment LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		5,907	5,866,297

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flugo BidCo AB, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	7,794	$ 8,639,780
Flutter Financing BV, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		8,497	8,485,974
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.635%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	4,022	4,772,295
Term Loan, 5.951%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		2,065	2,068,125
Herschend Entertainment Co. LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		4,863	4,890,217
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		9,576	8,917,760
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		10,793	10,833,685
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		6,909	6,571,466
Scientific Games Holdings LP, Term Loan, 6.674%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		3,970	3,914,355
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		9,488	9,405,106
Turquoise Topco Ltd., Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		11,275	11,091,781
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		13,015	13,035,139
			$ 132,377,789
Household Durables — 1.5%
Libbey Glass, Inc., Term Loan, 10.32%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		13,886	$ 11,270,979
Madison Safety & Flow LLC, Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,538	1,543,134
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		8,933	8,904,631
Serta Simmons Bedding LLC:
Term Loan, 11.287%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,129	2,131,471
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,609	18,451,968
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		11,849	11,917,897
			$ 54,220,080
Independent Power and Renewable Electricity Producers — 0.4%
Cogentrix Finance Holdco I LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		1,989	$ 1,999,868
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		10,535	$ 10,634,258
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		685	691,650
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		1,489	1,496,003
			$ 14,821,779
Industrial Conglomerates — 0.2%
Ammeraal Beltech Holding BV, Term Loan, 7.127%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	4,198	$ 4,256,161
Bettcher Industries, Inc., Term Loan, 7.68%, (U.S. (Fed) Prime Rate + 4.00%), 4/15/33		3,500	3,526,250
			$ 7,782,411
Insurance — 3.9%
Acrisure LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		18,898	$ 18,647,338
Alera Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		11,037	10,931,690
Alliant Holdings Intermediate LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		13,478	13,471,350
AmWINS Group, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/30/32		2,208	2,208,768
Broadstreet Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		24,120	23,996,426
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		19,524	19,593,390
IMA Financial Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		8,938	8,941,038
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/2/33		4,775	4,721,281
Siaci Saint Honore, Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	9,125	10,760,584
Trucordia Insurance Holdings LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		11,056	10,585,739
Truist Insurance Holdings LLC:
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,972,964
Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,828,290
USI, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,399	3,407,091

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
USI, Inc.: (continued)
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,343	$ 7,359,918
			$ 139,425,867
Interactive Media & Services — 0.4%
Aragorn Parent Corp., Term Loan, 7.163%, (3 mo. USD Term SOFR + 3.50%), 12/15/28		5,561	$ 5,591,163
Arches Buyer, Inc., Term Loan, 12/6/27(10)		5,500	5,500,688
Foundational Education Group, Inc., Term Loan, 7.675%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		5,005	4,621,528
			$ 15,713,379
IT Services — 2.3%
Ahead DB Holdings LLC, Term Loan, 2/3/31(10)		3,700	$ 3,674,563
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		15,792	15,563,666
Term Loan - Second Lien, 9.017%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		932	936,611
Aurora Lux Finco SARL, Term Loan, 8.95%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		8,259	7,428,208
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		11,865	11,684,367
Indy U.S. Bidco LLC, Term Loan, 4.76%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	2,600	3,061,757
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		6,549	6,135,565
Newfold Digital Holdings Group, Inc., Term Loan, 7.26%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		3,398	2,338,776
Nielsen Consumer, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		2,035	2,036,178
Plano HoldCo, Inc., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		1,895	1,543,017
Sedgwick Claims Management Services, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		21,547	21,420,141
Trio Bidco, Inc.:
Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		3,348	3,269,519
Term Loan, 10/29/32(9)		352	344,160
Virtusa Corp., Term Loan, 2/15/29(10)		2,700	2,498,621
			$ 81,935,149
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.9%
GSM Holdings, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,673	$ 6,666,068
Hayward Industries, Inc., Term Loan, 6.267%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		5,551	5,583,179
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		19,610	19,723,143
			$ 31,972,390
Life Sciences Tools & Services — 0.8%
Loire Finco Luxembourg SARL:
Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 1/21/30	EUR	5,775	$ 6,812,326
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		1,097	1,100,359
Normec 1 BV, Term Loan, 5.26%, (1 mo. EURIBOR + 3.25%), 4/16/31	EUR	1,000	1,186,126
Sotera Health Holdings LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		12,533	12,598,466
Star Parent, Inc., Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 9/27/30		7,300	7,311,424
			$ 29,008,701
Machinery — 5.8%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		6,686	$ 6,719,840
AI Aqua Merger Sub, Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28		23,119	23,203,728
Apex Tool Group LLC, Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		210	85,135
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		5,486	5,534,255
Barnes Group, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		6,788	6,797,759
BCP V Modular Services Holdings IV Ltd., Term Loan, 6.552%, (3 mo. EURIBOR + 4.43%), 7/10/31	EUR	2,825	3,034,434
BG MS U.S. Holding LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		7,200	7,164,000
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		9,043	8,952,302
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		6,093	6,110,659
Conair Holdings LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		12,801	9,064,643
CoorsTek, Inc., Term Loan, 6.67%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		5,810	5,862,470

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
CPM Holdings, Inc., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		6,104	$ 6,117,512
Cube Industrials Buyer, Inc., Term Loan, 6.669%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		3,789	3,808,273
Delachaux Group SA, Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,616,242
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		4,399	4,409,236
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		4,876	4,888,216
Engineered Machinery Holdings, Inc.:
Term Loan, 5.627%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	10,440	12,360,177
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		10,134	10,214,057
Term Loan - Second Lien, 9.961%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	2,008,760
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		2,785	2,800,847
INNIO Group Holding GmbH, Term Loan, 4.52%, (3 mo. EURIBOR + 2.50%), 11/2/31	EUR	2,222	2,627,465
Jennmar Inter III LLC, Term Loan, 8.668%, (1 mo. USD Term SOFR + 5.00%), 12/16/30		5,431	5,390,516
LSF12 Helix Parent LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		11,875	11,895,841
Resilience Parent LLC, Term Loan, 6.126%, (6 mo. USD Term SOFR + 2.50%), 2/28/33		13,325	13,371,637
Roper Industrial Products Investment Co. LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		9,801	9,841,651
TK Elevator Midco GmbH:
Term Loan, 5.149%, (3 mo. EURIBOR + 3.00%), 4/30/30	EUR	6,550	7,725,151
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		25,683	25,930,895
			$ 210,535,701
Media — 1.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,717	$ 5,733,315
Charter Communications Operating LLC, Term Loan, 5.942%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,209	5,212,058
DirecTV Financing LLC, Term Loan, 2/17/31(10)		3,700	3,712,377
Emerald X, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,059	2,067,160
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31		8,098	8,158,847
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Gray Television, Inc., Term Loan, 6.779%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	544	$ 546,288
Nexstar Broadcasting, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	11,025	11,031,064
Univision Communications, Inc., Term Loan, 1/31/29(10)	3,990	3,970,868
WH Borrower LLC, Term Loan, 2/20/32(10)	4,050	4,060,773
		$ 44,492,750
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	3,941	$ 3,973,345
Arsenal AIC Parent LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	10,251	10,302,692
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	5,669	5,667,602
Zekelman Industries, Inc., Term Loan, 5.908%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	5,211	5,232,794
		$ 25,176,433
Oil, Gas & Consumable Fuels — 2.2%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	20,984	$ 21,043,486
GIP Pilot Acquisition Partners LP, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	4,831	4,858,382
Hilcorp Energy I LP, Term Loan, 5.411%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	5,228	5,247,605
Matador Bidco SARL, Term Loan, 8.002%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	19,265	19,163,912
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	4,802	4,853,879
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.904%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	2,481	2,492,360
Oxbow Carbon LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	5,212	5,241,424
Traverse Midstream Partners LLC, Term Loan, 4/21/33(10)	5,975	5,991,820
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	10,250	10,294,844
		$ 79,187,712

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31		8,922	$ 8,730,550
			$ 8,730,550
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/1/32		5,771	$ 5,803,462
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		6,833	6,666,828
Ceva Sante Animale:
Term Loan, 5.127%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	4,411,585
Term Loan, 6.389%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,166	6,209,017
Jazz Financing Lux SARL, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		9,322	9,375,965
Nidda Healthcare Holding AG, Term Loan, 5.524%, (3 mo. EURIBOR + 3.50%), 12/9/32	EUR	4,550	5,373,482
Opal Bidco SAS, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/28/32		20,947	21,056,504
Padagis LLC, Term Loan, 8.689%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		4,690	4,443,775
Recipharm AB, Term Loan, 4.949%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	2,028,342
			$ 65,368,960
Professional Services — 4.3%
AAL Delaware Holdco, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		8,014	$ 8,061,372
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		8,339	8,346,518
APFS Staffing Holdings, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,267	2,963,705
Citrin Cooperman Advisors LLC:
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		3,731	3,609,052
Term Loan, 4/1/32(9)		1,475	1,412,312
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		7,961	7,846,957
Term Loan, 3/31/32(9)		462	455,342
CoreLogic, Inc.:
Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,740	13,481,914
Term Loan - Second Lien, 10.267%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,141,002
Corporation Service Co., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		7,218	7,243,001
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
EAB Global, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/16/30		8,304	$ 7,371,507
Employbridge Holding Co., Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		11,024	2,076,230
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		3,910	3,866,990
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	6,150	7,313,583
Grant Thornton Advisors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		21,980	21,345,612
Heritage Environmental Services, Inc., Term Loan, 6.677%, (3 mo. USD Term SOFR + 3.00%), 4/1/33		5,400	5,427,000
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		6,375	6,394,922
Highspring Holdings LLC, Term Loan, 8.85%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		3,248	2,168,114
iSolved, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		5,696	5,435,804
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		15,156	14,872,014
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		7,857	7,709,964
PHM Group Holding OYJ, Term Loan, 5.575%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,760,459
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	4,175	4,941,588
Trans Union LLC:
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		1,926	1,928,571
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		2,622	2,625,524
			$ 153,799,057
Real Estate Management & Development — 0.9%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		5,609	$ 5,642,740
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		5,403	5,430,424
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		10,956	10,996,983
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		9,202	9,169,317
			$ 31,239,464

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		15,642	$ 15,557,039
First Student Bidco, Inc.:
Term Loan, 8/15/30(10)		3,073	3,077,877
Term Loan, 8/15/30(10)		562	563,175
Hertz Corp.:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		4,899	3,842,804
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		3,991	3,152,742
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		790	623,801
Kenan Advantage Group, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,940	3,935,910
			$ 30,753,348
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)		3,669	$ 1,238,412
Term Loan, 13.663%, (3 mo. USD Term SOFR + 10.00%), 6/30/26		162	154,947
Term Loan, 6/30/26(9)		117	111,875
MaxLinear, Inc., Term Loan, 6.017%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,933,192
			$ 4,438,426
Software — 8.0%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		14,796	$ 14,621,886
Boxer Parent Co., Inc.:
Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		12,568	11,670,134
Term Loan - Second Lien, 9.413%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		4,000	3,410,000
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		7,600	6,001,644
Cegid Group SAS:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	4,043,182
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,419,188
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		11,370	10,550,882
Cloudera, Inc.:
Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		11,820	10,682,815
Term Loan - Second Lien, 9.752%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,316,281
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Clover Holdings 2 LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		11,583	$ 11,307,904
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		11,575	10,948,503
Delta TopCo, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		8,128	7,845,440
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		3,230	3,098,004
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		3,704	3,500,261
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		10,369	10,219,871
Epicor Software Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		5,828	5,758,682
IGT Holding IV AB:
Term Loan, 5.027%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,414,850
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		3,953	3,926,157
Marcel LUX IV SARL:
Term Loan, 5.513%, (3 mo. EURIBOR + 3.50%), 11/9/30	EUR	4,525	5,261,003
Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		15,263	15,148,902
McAfee LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		22,202	19,621,076
Mosel Bidco SE, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,296,122
N-Able International Holdings II LLC, Term Loan, 6.423%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		1,671	1,660,370
OceanKey (U.S.) II Corp., Term Loan, 7.252%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		6,088	5,782,334
OID-OL Intermediate I LLC:
Term Loan, 8.063%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		9,797	6,826,657
Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	3,646,560
Open Text Corp., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		4,078	3,980,037
Polaris Newco LLC:
Term Loan, 6.15%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	6,281	6,341,169
Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		2,867	2,508,974
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		8,765	6,924,017
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		15,666	15,398,269

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		4,290	$ 4,172,290
RealPage, Inc.:
Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		11,079	10,861,944
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,960	3,916,697
Rocket Software, Inc., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		3,325	3,179,146
Sabre GLBL, Inc.:
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	4,949,499
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,136	1,754,582
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,669	1,375,295
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,887	1,559,479
SkillSoft Corp., Term Loan, 9.017%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,061	5,543,795
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		10,655	9,083,210
UKG, Inc., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		8,925	8,626,698
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,746	10,148,636
			$ 289,302,445
Specialty Retail — 1.1%
Apro LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		5,664	$ 5,700,904
Boels Topholding BV, Term Loan, 4.462%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	131	154,483
Great Outdoors Group LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,459	7,515,371
Harbor Freight Tools USA, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		15,133	15,132,789
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		3,222	3,227,002
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		6,414	6,432,354
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		3,012	2,949,605
			$ 41,112,508
Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Holdings LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		8,445	$ 8,480,216
			$ 8,480,216
Trading Companies & Distributors — 3.0%
BCPE Empire Holdings, Inc., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		9,025	$ 9,027,798
CD&R Hydra Buyer, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		12,787	12,846,192
Core & Main LP, Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		3,626	3,636,936
DXP Enterprises, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		9,036	9,126,174
Paint Intermediate III LLC, Term Loan, 6.666% - 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		5,332	5,351,811
Quimper AB, Term Loan, 5.122%, (3 mo. EURIBOR + 3.00%), 3/31/30	EUR	6,775	7,973,462
Ramudden Global Group GmbH, Term Loan, 2/21/33(10)	EUR	16,300	19,184,247
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		3,167	3,236,959
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		8,405	5,946,605
White Cap Buyer LLC:
Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		13,764	13,722,247
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		6,000	5,966,250
Windsor Holdings III LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,535	11,517,498
			$ 107,536,179
Transportation Infrastructure — 0.7%
Brown Group Holding LLC:
Term Loan, 6.152% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		10,263	$ 10,329,608
Term Loan, 7/1/31(10)		5,000	5,030,900
KKR Apple Bidco LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		10,024	10,043,817
			$ 25,404,325
Total Senior Floating-Rate Loans (identified cost $3,101,725,497)			$3,022,364,055

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(13)	$5,488	$ 5,537,265
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,563,288)		$ 5,537,265

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(14)	250,318,612	$ 250,318,612
Total Short-Term Investments (identified cost $250,318,612)		$ 250,318,612
Total Investments — 101.3% (identified cost $3,794,323,803)		$3,661,764,140
Less Unfunded Loan Commitments — (0.2)%		$ (6,243,019)
Net Investments — 101.1% (identified cost $3,788,080,784)		$3,655,521,121
Other Assets, Less Liabilities — (1.1)%		$ (39,049,534)
Net Assets — 100.0%		$3,616,471,587
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $252,136,715 or 7.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	When-issued security.
(7)	Affiliated fund (see Note 7).
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $6,488,873. See Note 1F for description.
(10)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Fixed-rate loan.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	212,065,447	EUR	183,766,698	Standard Chartered Bank	5/5/26	$ —	$(3,612,281)
GBP	10,500,000	USD	14,145,173	State Street Bank and Trust Company	5/29/26	142,342	—
USD	42,366,829	EUR	35,742,584	Deutsche Bank AG	5/29/26	370,271	—
USD	38,098,629	EUR	32,132,222	State Street Bank and Trust Company	5/29/26	344,148	—
USD	35,461,002	EUR	29,974,510	State Street Bank and Trust Company	5/29/26	241,774	—
USD	27,865,170	GBP	20,551,273	State Street Bank and Trust Company	5/29/26	—	(99,268)
USD	215,848,082	EUR	183,766,698	Standard Chartered Bank	6/2/26	—	(113,398)
EUR	20,000,000	USD	23,648,076	Bank of America, N.A.	6/30/26	—	(115,212)
EUR	24,000,000	USD	28,086,672	State Street Bank and Trust Company	6/30/26	152,765	—
GBP	5,000,000	USD	6,609,400	State Street Bank and Trust Company	6/30/26	193,496	—
USD	3,764,963	EUR	3,266,171	Deutsche Bank AG	6/30/26	—	(78,155)
USD	5,888,233	EUR	5,108,626	Goldman Sachs International	6/30/26	—	(122,797)
						$1,444,796	$(4,141,111)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	$234,500	5.00% (pays quarterly)(4)	3.30%	6/20/31	$12,321,847	$(7,281,199)	$5,040,648
Total	$234,500				$12,321,847	$(7,281,199)	$5,040,648
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$5,000	5.50% (pays monthly)	5.79%	10/10/29	$(22,248)	$ —	$(22,248)
Total		$5,000				$(22,248)	$ —	$(22,248)

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $239,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $3,508,716,432)	$3,377,150,447
Affiliated investments, at value (identified cost $279,364,352)	278,370,674
Cash	9,266,331
Deposits for derivatives collateral:
Centrally cleared swap contracts	11,607,867
Forward foreign currency exchange contracts	3,430,000
Foreign currency, at value (identified cost $47,555,123)	47,542,400
Interest and dividends receivable	17,986,777
Dividends receivable from affiliated investments	763,982
Receivable for investments sold	102,855,981
Receivable for variation margin on open centrally cleared swaps	550,504
Receivable for open forward foreign currency exchange contracts	1,444,796
Receivable from affiliates	13,820
Trustees' deferred compensation plan	317,207
Prepaid upfront fees on notes payable	797,577
Prepaid expenses	26,645
Total assets	$3,852,125,008
Liabilities
Cash collateral due to broker	$300,000
Payable for investments purchased	215,684,112
Payable for when-issued securities	6,142,458
Payable for open forward foreign currency exchange contracts	4,141,111
Payable for open OTC swap contracts	22,248
Payable to affiliates:
Investment adviser fee	1,542,736
Trustees' fees	9,042
Trustees' deferred compensation plan	317,207
Accrued expenses and other liabilities	7,494,507
Total liabilities	$235,653,421
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$3,616,471,587

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income	$916,082
Dividend income from affiliated investments	3,211,994
Interest income	140,299,435
Other income	1,607
Total investment income	$144,429,118
Expenses
Investment adviser fee	$10,352,624
Trustees’ fees and expenses	54,250
Custodian fee	483,551
Legal and accounting services	639,450
Interest expense and fees	971,208
Miscellaneous	259,122
Total expenses	$12,760,205
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$170,779
Total expense reductions	$170,779
Net expenses	$12,589,426
Net investment income	$131,839,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(170,179,428)
Swap contracts	(1,736,140)
Foreign currency transactions	93,680
Forward foreign currency exchange contracts	6,814,880
Net realized loss	$(165,007,008)
Change in unrealized appreciation (depreciation):
Investments	$67,598,553
Investments - affiliated investments	(516,863)
Swap contracts	4,649,592
Foreign currency	1,159,556
Forward foreign currency exchange contracts	(10,597,415)
Net change in unrealized appreciation (depreciation)	$62,293,423
Net realized and unrealized loss	$(102,713,585)
Net increase in net assets from operations	$29,126,107

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$131,839,692	$381,095,795
Net realized loss	(165,007,008)	(109,374,418)
Net change in unrealized appreciation (depreciation)	62,293,423	(30,418,776)
Net increase in net assets from operations	$29,126,107	$241,302,601
Capital transactions:
Contributions	$81,539,753	$211,859,678
Withdrawals	(958,838,799)	(1,335,648,314)
Net decrease in net assets from capital transactions	$(877,299,046)	$(1,123,788,636)
Net decrease in net assets	$(848,172,939)	$(882,486,035)
Net Assets
At beginning of period	$4,464,644,526	$5,347,130,561
At end of period	$3,616,471,587	$4,464,644,526

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%(2)	0.59%	0.57%	0.58%	0.54%	0.56%
Net expenses	0.63%(2)(3)	0.59%(3)	0.57%(3)	0.58%(3)	0.54%(3)	0.56%
Net investment income	6.63%(2)	7.65%	8.70%	8.21%	4.39%	3.51%
Portfolio Turnover	19%(4)	35%	31%	19%	27%	26%
Total Return	0.47%(4)	5.23%	10.49%	10.63%	(3.32)%	7.80%
Net assets, end of period (000’s omitted)	$3,616,472	$4,464,645	$5,347,131	$5,761,774	$8,101,131	$8,986,782
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 85.5% and 14.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $10,352,624 or 0.52% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $170,779 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$739,506,496	$1,468,394,879
U.S. Government and Agency Securities	5,614,802	50,497
	$745,121,298	$1,468,445,376
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,789,521,760
Gross unrealized appreciation	$40,675,692
Gross unrealized depreciation	(172,354,246)
Net unrealized depreciation	$(131,678,554)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit related contingent features in a net liability position was $4,163,359. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,513,754 at April 30, 2026.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$12,321,847(1)	$ —	$12,321,847
Receivable for open forward foreign currency exchange contracts	—	1,444,796	1,444,796
Total Asset Derivatives	$12,321,847	$1,444,796	$13,766,643
Derivatives not subject to master netting or similar agreements	$12,321,847	$ —	$12,321,847
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,444,796	$1,444,796
Payable for open forward foreign currency exchange contracts	$ —	$(4,141,111)	$(4,141,111)
Payable for open OTC swap contracts	(22,248)	—	(22,248)
Total Liability Derivatives subject to master netting or similar agreements	$(22,248)	$(4,141,111)	$(4,163,359)
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$370,271	$(78,155)	$ —	$ —	$292,116
State Street Bank and Trust Company	1,074,525	(99,268)	—	(300,000)	675,257
	$1,444,796	$(177,423)	$—	$(300,000)	$967,373

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(115,212)	$ —	$ —	$115,212	$ —
Deutsche Bank AG	(78,155)	78,155	—	—	—
Goldman Sachs Bank USA	(22,248)	—	22,248	—	—
Goldman Sachs International	(122,797)	—	—	110,000	(12,797)
Standard Chartered Bank	(3,725,679)	—	—	2,860,000	(865,679)
State Street Bank and Trust Company	(99,268)	99,268	—	—	—
	$(4,163,359)	$177,423	$22,248	$3,085,212	$(878,476)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$93,680	$ —	$93,680
Forward foreign currency exchange contracts	—	6,814,880	6,814,880
Total	$93,680	$6,814,880	$6,908,560
Change in unrealized appreciation (depreciation):
Swap contracts	$4,649,592	$ —	$4,649,592
Forward foreign currency exchange contracts	—	(10,597,415)	(10,597,415)
Total	$4,649,592	$(10,597,415)	$(5,947,823)

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$634,049,000	$126,509,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $425 million ($500 million prior to March 2, 2026) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 1, 2027. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $496,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2026 is $797,577 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2026.
7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $278,370,674, which represents 7.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ 28,568,925	$ —	$ —	$ —	$(516,863)	$ 28,052,062	$948,442	577,500
Short-Term Investments
Liquidity Fund	189,108,071	813,896,488	(752,685,947)	—	—	250,318,612	2,263,552	250,318,612
Total				$ —	$(516,863)	$278,370,674	$3,211,994
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 106,578,156	$ —	$ 106,578,156
Closed-End Funds	1,711,044	—	—	1,711,044
Common Stocks	344,899	43,862,603	12,054,458	56,261,960
Corporate Bonds	—	152,428,880	—	152,428,880
Exchange-Traded Funds	55,555,237	—	—	55,555,237
Preferred Stocks	—	2,650,013	8,358,918	11,008,931
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,000,040,988	16,080,048	3,016,121,036
U.S. Government Agency Mortgage-Backed Securities	—	5,537,265	—	5,537,265
Warrants	—	—	0	0
Short-Term Investments	250,318,612	—	—	250,318,612
Total Investments	$307,929,792	$3,311,097,905	$36,493,424	$3,655,521,121
Forward Foreign Currency Exchange Contracts	$ —	$ 1,444,796	$ —	$ 1,444,796
Swap Contracts	—	12,321,847	—	12,321,847
Total	$307,929,792	$3,324,864,548	$36,493,424	$3,669,287,764
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (4,141,111)	$ —	$ (4,141,111)
Swap Contracts	—	(22,248)	—	(22,248)
Total	$ —	$ (4,163,359)	$ —	$ (4,163,359)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.

Eaton Vance
Floating Rate Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026, and the Court is expected to rule by July 2026. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

This Page Intentionally Left Blank

EVBLX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026